CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,250,000,000	1,250,000,000
Common stock, shares issued	537,632,615	324,237,896
Common stock, shares outstanding	469,369,433	298,295,250